EMPLOYEE BENEFIT PLANS (Details 4) (USD $)	4 Months Ended	12 Months Ended	5 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2013	Aug. 30, 2012 Predecessor	Mar. 29, 2012 Predecessor
Defined Contribution Plan
Qualification age of employees for participation in the 401(k) savings plan		21 years
Employer match of employee contributions of first 3% of eligible compensation (as a percent)		100.00%
Percentage of eligible compensation, matched 100% by employer		3.00%
Employer's match of employee's contributions of the next 5% of eligible compensation (as a percent)		50.00%
Percentage of eligible compensation, matched 50% by employer		5.00%
Expenses under the 401(k) saving plan	$ 1,182,000	$ 2,817,000	$ 1,108,000	$ 2,676,000